Summary Prospectus May 27, 2015

Artisan Developing World Fund	Investor: ARTYX	Advisor: APDYX	Institutional: APHYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the statement of additional information, online at http://hosted.rightprospectus.com/Artisan. You can also get this information at no cost by calling 1-800-344-1770 or by sending an e-mail request to artisanprospectus@rrd.com. The Fund’s current prospectus and statement of additional information, both dated May 27, 2015, are incorporated by reference into this summary prospectus.

Investment Objective

Artisan Developing World Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investor	Advisor	Institutional
Management Fees	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	None	None	None
Other Expenses[1]	0.96	0.79	0.50
Total Annual Fund Operating Expenses	2.01	1.84	1.55
Fee Waiver and Expense Reimbursement[2]	0.51	0.44	0.15
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.50	1.40	1.40

[1]	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

[2]

Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan” or “Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of the Investor Share class, 1.40% of the average daily net assets of the Advisor Share class and 1.40% of the average daily net assets of the Institutional Share class. This contract continues through February 1, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor	$153	$581
Advisor	$143	$536
Institutional	$143	$475

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Artisan employs a fundamental investment process to construct a diversified portfolio of securities that offer exposure to developing world economies. In pursuit of this goal, Artisan generally invests substantially in companies domiciled in or economically tied to countries that Artisan considers to have characteristics typical of the developing world. Artisan seeks to emphasize self-funding companies (as described below) that are exposed to the growth potential of developing world economies with limited dependence on foreign capital. Artisan believes that a portfolio of companies with these characteristics will be well positioned to deliver attractive risk-adjusted returns over the long-term.

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Fundamental Stock Selection. Artisan seeks to focus its analysis on businesses that are economically tied to the developing world irrespective of domicile. Artisan believes that a focus on a company’s underlying economic exposure should result in investments that over time position the portfolio to benefit from the true drivers of the opportunity set in developing world economies. Artisan believes those drivers include increasing domestic demand, low penetration of basic goods and low levels of household debt, among other factors.

Artisan seeks to emphasize financially sound, self-funding companies in its stock selection process. Artisan generally considers self-funding companies to include those that exhibit low absolute or relative debt levels, limited capital intensity or visibility into free cash flow or capital generation. Artisan believes that these businesses are less likely to impair capital during periods of duress and may compound earnings per share and book value per share at above average rates. Artisan believes this approach has the potential to create a compelling risk-adjusted return.

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Risk Management. Artisan believes that investments exposed to the developing world have unique risks that leave them vulnerable to capital flight during periods of market duress, and in turn capital impairment or constrained fundamental development. In an effort to mitigate these risks, Artisan seeks to emphasize investments in markets with limited dependence on foreign capital. Artisan believes this macro-economic framework benefits stock selection because capital flight can be inflationary and lead to tighter monetary policy which can impact economic growth and earnings growth.

Under normal circumstances, the Fund invests substantially in equity securities of issuers domiciled in or economically tied to one or more markets in the developing world. Artisan generally considers developing world to include countries that are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging or frontier markets indices, or that are classified under a similar corresponding classification, by organizations such as the World Bank, United Nations, International Finance Corporation or the International Monetary Fund. For purposes of the Fund’s investments, a determination that an issuer is economically tied to one or more markets in the developing world is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, the source of its revenues and/or whether the issuer is indirectly exposed to the risks or economic fortunes of a developing market.

The Fund primarily invests in common stocks and other equity securities of all market capitalizations. The Fund also may invest in equity-linked securities that provide economic exposure to a security of one or more companies without direct investment in the underlying securities (called “participation certificates” in this summary prospectus, but may be called different names by issuers).

Principal Risks

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:

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Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

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Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

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Developing Markets Risks. Investment risks typically are greater in developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in developing market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Developing market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain developing markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many developing market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

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Currency Risks. Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. Since the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge, but in certain circumstances, the Fund’s exposure to a particular currency may be hedged if the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

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Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.

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Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan Partners anticipated.

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Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

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Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

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Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund. If a counterparty becomes bankrupt or insolvent or otherwise fails to perform its obligations to the Fund due to financial difficulties, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) from the counterparty.

■	No Operating History Risk. The Fund is a newly formed fund and has no operating history for investors to evaluate.

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Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Performance

Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this summary prospectus.

Portfolio Management

Investment Adviser:

Artisan Partners Limited Partnership (“Artisan” or “Artisan Partners”)

Portfolio Manager:

Name	Title	Length of Service
Lewis S. Kaufman	Managing Director and Portfolio Manager, Artisan Partners	Since 2015 (inception)

Purchase and Sale of Fund Shares

Minimum Investments:

	Investor Shares	Advisor Shares	Institutional Shares
To open an account	$1,000	$250,000	$1,000,000
To add to an account	No minimum	No minimum	No minimum
Minimum balance required	$1,000	$250,000	$1,000,000

The Fund may waive the initial minimum or accept a smaller initial investment amount under certain circumstances.

You may purchase or redeem shares by telephone, written request sent to the Fund by mail, or systematically (for Investor Shares and Advisor Shares) on any day that the New York Stock Exchange is open for regular session trading. Some redemptions require Medallion guarantees.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, except when you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Investor Shares or Advisor Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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